Debt - Summary of Debt and Capital Lease Obligations Maturities (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
Principal amortization in 2018	$ 35,249
Principal amortization in 2019	203,964
Principal amortization in 2020	417,434
Principal amortization in 2021	1,257,489
Principal amortization in 2022	757,042
Thereafter	856,468
Total	$ 3,527,646